LONG-TERM DEBT - Schedule of interest paid (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 17, 2020 USD ($)	May 26, 2020 CAD ($)	Jul. 22, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Interest paid	$ 59,511	$ 44,805
2020 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 450,000
Interest rate	2.645%		2.645%
Interest paid	$ 10,305	11,903
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 200,000
Interest rate	2.775%		2.775%
Interest paid	$ 5,409	6,841
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 325,000
Interest rate	3.52%		3.52%
Interest paid	$ 11,440	11,440
2024 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 350,000					$ 350,000
Interest rate	3.215%		3.215%
Interest paid	$ 11,384	4,861
2025 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 450,000				$ 450,000
Interest rate	3.759%		3.759%
Interest paid	$ 10,098	0
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 250,000
Interest rate	3.904%		3.904%
Interest paid	$ 9,760	9,760
2030 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 700	$ 700
Interest rate	3.20%		3.20%
Interest paid	$ 1,115	$ 0